As filed with the Securities and Exchange Commission on March 16, 2017.

Registration Nos. 333-148082

811-22154

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 136	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 139	☒

(Check Appropriate Box or Boxes)

COLUMBIA ETF TRUST

(Exact Name of Registrant as Specified in Charter)

50606 Ameriprise Financial Center, Minneapolis, MN 55474

(Address of Principal Executive Officers) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Columbia Core Bond ETF and Columbia Intermediate Municipal Bond ETF series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, COLUMBIA ETF TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and The State of Minnesota on the 16th day of March, 2017.

COLUMBIA ETF TRUST

By:	/s/ Christopher O. Petersen
Christopher O. Petersen
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 16th day of March, 2017.

Signature	Capacity	Signature	Capacity

/s/ Christopher O. Petersen	President	/s/ Patricia M. Flynn*	Trustee
Christopher O. Petersen	(Principal Executive Officer)	Patricia M. Flynn

/s/ Michael G. Clarke*	Chief Financial Officer	/s/ Catherine James Paglia*	Trustee
Michael G. Clarke	(Principal Financial Officer) Chief Accounting Officer (Principal Accounting Officer)	Catherine James Paglia

/s/ William A. Hawkins*	Chair of the Board	/s/ Anthony M. Santomero*	Trustee
William A. Hawkins		Anthony M. Santomero

/s/ George S. Batejan*	Trustee	/s/ Minor M. Shaw*	Trustee
George S. Batejan		Minor M. Shaw

/s/ Kathleen A. Blatz*	Trustee	/s/ John G. Taft*	Trustee
Kathleen A. Blatz		John G. Taft

/s/ Edward J. Boudreau, Jr.*	Trustee	/s/ Alison Taunton-Rigby*	Trustee
Edward J. Boudreau, Jr.		Alison Taunton-Rigby

/s/ Pamela G. Carlton*	Trustee	/s/ William F. Truscott*	Trustee
Pamela G. Carlton		William F. Truscott

/s/ William P. Carmichael*	Trustee
William P. Carmichael

*	By:	/s/ Joseph D’Alessandro
	Name:	Joseph D’Alessandro**
Attorney-in-fact

**	Executed by Joseph D’Alessandro on behalf of Michael G. Clarke pursuant to a Power of Attorney, dated July 15, 2015 and incorporated by reference to Post-Effective Amendment No. 127 to Registration Statement No. 333-148082 of the Registrant on Form N-1A (Exhibit (q)(2)), filed with the Commission on July 24, 2015, and on behalf of each of the Trustees pursuant to a Trustees Power of Attorney, dated February 2, 2017 and incorporated by reference to Post-Effective Amendment No. 135 to Registration Statement No. 333-148082 of the Registrant on Form N-1A (Exhibit (q)(1)), filed with the Commission on February 27, 2017.

Exhibit Index

Exhibit No.	Description
EX -101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase